Fair Value Measurements (Details) - EBP 001 - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 815.9	$ 836.8
Investments measured at net asset value
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	541.1	546.9
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	274.8	289.9
Total | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	266.3	281.6
Total | Common stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	8.5	8.3
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	274.8	289.9
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	266.3	281.6
Level 1 | Common stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	8.5	8.3
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0.0	0.0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0.0	0.0
Level 2 | Common stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0.0	0.0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0.0	0.0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0.0	0.0
Level 3 | Common stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 0.0	$ 0.0